LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2018	Aug. 31, 2014
LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES
Assets acquisition		R$ 37,104
Business combination	R$ 405,952	465,124
Liabilities for assets acquisitions and associates	405,952	502,228
Current	99,040	101,515
Non-current	306,912	400,713
Facepa
LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES
Business combination	40,863	41,721
Consideration paid			R$ 307,876
Cash transferred			R$ 267,876
VFFIP
LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES
Business combination	R$ 365,089	423,403
Consideration paid				R$ 528,941
Cash transferred				R$ 44,998
Lands and forests | Real estate receivables certificates
LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES
Assets acquisition		R$ 37,104